Derivative Instruments and Hedging Activities	12 Months Ended
Dec. 31, 2012
Derivative Instruments and Hedging Activities [Abstract]
Derivative Instruments and Hedging Activities
(11)	Derivative Instruments and Hedging Activities.

The Trust does not utilize hedge accounting and marks its derivatives to market through operations.

Derivatives not designated as hedging instruments:

As of December 31, 2012

	Asset	Liability
Type of	Derivatives	Derivatives	Net
Futures Contracts	Fair Value	Fair Value	Fair Value

Agriculture	$678,316	$(369,972)	$308,344
Currency	94,041	(185,622)	(91,581)
Energy	76,522	(202,853)	(126,331)
Indices	60,504	(55,851)	4,653
Interest Rates	30,579	(20,778)	9,801
Metals	23,749	(23,693)	56
	$963,711	$(858,769)	$104,942

As of December 31, 2011

	Asset	Liability
Type of	Derivatives	Derivatives	Net
Futures Contracts	Fair Value	Fair Value	Fair Value

Agriculture	$10,408	$-	$10,408
Currency	527,500	(350,799)	176,701
Energy	225,038	(119,410)	105,628
Indices	17,851	(47,027)	(29,176)
Interest Rates	139,768	(10,045)	129,723
Metals	72,320	(80,138)	(7,818)
	$992,885	$(607,419)	$385,466

The above reported fair values are included in equity in commodity Trading accounts - unrealized gain on open contracts and in purchased options on futures and written options on futures contracts in the consolidated statements of financial condition as of December 31, 2012 and 2011, respectively.

Trading gain (loss) for the following periods:

	Years Ended December 31,
Type of Futures Contracts	2012	2011	2010
Agriculture	$(361,619)	$(1,105,067)	$1,678,921
Currency	(598,618)	(1,380,681)	1,582,144
Energy	(483,184)	63,841	(1,308,951)
Indices	(655,571)	865,269	(773,614)
Interest Rates	162,682	935,552	2,380,917
Metals	(462,793)	276,344	(93,000)
	$(2,399,103)	$(344,742)	$3,466,417

See Note (5) for additional information on the Trust's purpose for entering into derivatives not designed as hedging instruments and its overall risk management strategies.